united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Andrew Rogers, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 3/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Power Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017
Shares		Value
	MUTUAL FUNDS - 66.6%
	DEBT FUNDS - 66.6%
2,077,543	BlackRock Funds II - Floating Rate Income Portfolio - Institutional Class	$ 21,253,261
4,744,252	BlackRock High Yield Portfolio - Institutional Class	36,720,511
3,606,463	Columbia High Yield Bond Fund - Retail Class	10,603,000
894,726	Deutsche High Income Fund - Institutional Class	4,241,000
428,129	Hartford High Yield Fund -Institutional Class	3,181,000
1,096,896	MainStay High Yield Corporate Bond Fund - Institutional Class	6,329,093
1,207,631	Neuberger Berman High Income Bond Fund - Institutional Class	10,603,000
458,403	Northeast Investors Trust - Retail Class	2,168,246
3,574,045	PIMCO High Yield Fund - Institutional Class	31,809,000
1,585,070	RidgeWorth Seix Floating Rate High Income Fund - Institutional Class	13,869,365
	TOTAL MUTUAL FUNDS (Cost - $138,314,957)	140,777,476

	EXCHANGE TRADED FUNDS - 16.0%
	DEBT FUNDS - 16.0%
145,078	iShares iBoxx $ High Yield Corporate Bond ETF	12,734,947
42,037	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	4,248,259
344,622	SPDR Bloomberg Barclays High Yield Bond ETF	12,726,891
151,724	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	4,242,203
	TOTAL EXCHANGE TRADED FUNDS (Cost - $33,934,650)	33,952,300

	SHORT-TERM INVESTMENTS - 25.0%
	MONEY MARKET FUNDS - 25.0%
8,482,463	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.50% *	8,482,463
8,482,463	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.56% *	8,482,463
27,334,269	Goldman Sachs Financial Square Funds - Government Fund - FST Shares, 0.62% *	27,334,269
8,482,463	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 0.31% *	8,482,463
	TOTAL SHORT-TERM INVESTMENTS (Cost - $52,781,658)	52,781,658

	TOTAL INVESTMENTS - 107.6% (Cost - $225,031,265) (a)	$ 227,511,434
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.6) %	(16,013,658)
	NET ASSETS - 100.0%	$ 211,497,776

	ETF - Exchange Traded Fund
	SPDR - Standard & Poor's Depositary Receipt
*	Money market fund; interest rate reflects effective yield on March 31, 2017.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $225,341,306
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 2,203,733
	Unrealized depreciation	(33,605)
	Net unrealized appreciation	$ 2,170,128

Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017
Shares		Value
	COMMON STOCK - 99.0%
	AGRICULTURE - 4.0%
197,177	Altria Group, Inc.	$ 14,082,381
136,361	Philip Morris International, Inc.	15,395,157
		29,477,538
	AUTO MANUFACTURERS - 3.9%
1,203,105	Ford Motor Co.	14,004,142
409,271	General Motors Co.	14,471,823
		28,475,965
	BEVERAGES - 2.1%
356,426	Coca-Cola Co.	15,126,719

	CHEMICALS - 8.3%
512,381	CF Industries Holdings, Inc.	15,038,382
236,125	Dow Chemical Co.	15,003,383
167,876	LyondellBasell Industries	15,308,613
516,407	Mosaic Co.	15,068,756
		60,419,134
	COMPUTERS - 6.2%
866,736	HP, Inc.	15,497,240
84,761	International Business Machines Corp.	14,760,281
318,831	Seagate Technology PLC	14,643,908
		44,901,429
	COSMETICS/PERSONAL CARE - 2.0%
165,512	Procter & Gamble Co.	14,871,253

	DIVERSIFIED FINANCIAL SERVICES - 6.1%
474,178	Invesco Ltd.	14,524,072
1,038,193	Navient Corp.	15,323,729
211,262	T. Rowe Price Group, Inc.	14,397,505
		44,245,306
	ELECTRIC - 10.6%
186,923	Duke Energy Corp.	15,329,555
204,773	Entergy Corp.	15,554,557
482,195	FirstEnergy Corp.	15,343,445
415,022	PPL Corp.	15,517,673
303,722	Southern Co.	15,119,281
		76,864,511
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
253,262	Emerson Electric Co.	15,160,263

	ELECTRONICS - 2.0%
287,058	Garmin Ltd.	14,671,534

	FOREST PRODUCTS & PAPER - 2.1%
297,325	International Paper Co.	15,098,164

	HOUSEHOLD PRODUCTS - 2.0%
112,575	Kimberly-Clark Corp.	14,818,247

	INSURANCE - 2.1%
266,031	Arthur J Gallagher & Co.	15,041,393

	MACHINERY - CONSTRUCTION & MINING - 2.1%
163,291	Caterpillar, Inc.	15,146,873

	MISCELLANEOUS MANUFACTURING - 4.2%
207,933	Eaton Corp. PLC	15,418,232
497,829	General Electric Co.	14,835,304
		30,253,536
	OFFICE/BUSINESS EQUIPMENT - 2.1%
2,048,169	Xerox Corp.	15,033,561

Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Shares		Value
	COMMON STOCK - 99.0% (Continued)
	OIL & GAS - 6.2%
136,281	Chevron Corp.	$ 14,632,491
240,798	Occidental Petroleum Corp.	15,256,961
226,434	Valero Energy Corp.	15,010,310
		44,899,762
	PHARMACEUTICALS - 10.2%
228,789	AbbVie, Inc.	14,907,891
178,672	Eli Lilly & Co.	15,028,102
119,431	Johnson & Johnson	14,875,131
229,770	Merck & Co., Inc.	14,599,586
441,910	Pfizer, Inc.	15,117,741
		74,528,451
	PIPELINES - 4.2%
277,441	ONEOK, Inc.	15,381,329
521,209	Williams Cos., Inc.	15,422,574
		30,803,903
	RETAIL - 2.1%
1,736,664	Staples, Inc.	15,230,543

	SAVINGS & LOANS - 2.0%
795,898	People's United Financial, Inc.	14,485,344

	TELECOMMUNICATIONS - 8.2%
355,939	AT&T, Inc.	14,789,265
651,426	CenturyLink, Inc.	15,354,111
439,967	Cisco Systems, Inc.	14,870,885
305,457	Verizon Communications, Inc.	14,891,029
		59,905,290
	TOYS/GAMES/HOBBIES - 2.1%
590,243	Mattel, Inc.	15,116,123

	TRANSPORTATION - 2.1%
141,234	United Parcel Services, Inc.	15,154,408

	TOTAL COMMON STOCK (Cost - $672,571,206)	719,729,250

	SHORT-TERM INVESTMENTS - 1.4%
	MONEY MARKET FUNDS - 1.4%
4,388	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.50% *	4,388
6,046	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.56% *	6,046
10,525,097	Goldman Sachs Financial Square Funds - Government Fund - FST Shares, 0.62% *	10,525,097
4,807	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 0.31% *	4,807
	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,540,338)	10,540,338

	TOTAL INVESTMENTS - 100.4% (Cost - $683,111,544) (a)	$ 730,269,588
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4) %	(3,286,052)
	NET ASSETS - 100.0%	$ 726,983,536

	PLC - Public Limited Company
*	Money market fund; interest rate reflects effective yield on March 31, 2017.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $683,494,189
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 63,682,327
	Unrealized depreciation	(16,906,928)
	Net unrealized appreciation	$ 46,775,399

Power Momentum Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017
Shares		Value
	COMMON STOCK - 88.7%
	AEROSPACE/DEFENSE - 3.9%
22,059	Arconic, Inc.	$ 581,034
3,401	Boeing Co.	601,501
		1,182,535
	AGRICULTURE - 6.0%
7,932	Altria Group, Inc.	566,503
5,389	Phillip Morris International, Inc.	608,418
9,880	Renyolds American, Inc.	622,638
		1,797,559
	BANKS - 1.9%
3,678	M&T Bank Corp.	569,097

	CHEMICALS - 8.1%
5,877	Albemarle Corp.	620,846
9,468	Dow Chemical Co.	601,597
5,380	Monsanto Co.	609,016
1,935	Sherwin-Williams Co.	600,218
		2,431,677
	COMPUTERS - 2.1%
4,302	Apple, Inc.	618,025

	ELECTRIC - 8.1%
9,237	American Electric Power Co., Inc.	620,080
7,616	Edison International	606,310
4,682	NextEra Energy, Inc.	601,028
32,287	NRG Energy, Inc.	603,767
		2,431,185
	ELECTRONICS - 2.0%
4,745	Honeywell International, Inc.	592,508

	ENVIRONMENTAL CONTROL - 2.0%
9,627	Republic Services, Inc.	604,672

	FOOD - 2.0%
5,516	Hershey Co.	602,623

	GAS - 2.0%
21,803	CenterPoint Energy, Inc.	601,109

	HEALTHCARE-PRODUCTS - 8.2%
13,203	Abbot Laboratories	586,345
11,760	Baxter International, Inc.	609,874
3,115	Cooper Cos., Inc.	622,657
7,020	HCA Holdings, Inc. *	624,710
		2,443,586
	HOUSEHOLD PRODUCTS - 2.0%
7,537	Avery Dennison Corp.	607,482

	INSURANCE - 8.0%
7,324	Allstate Corp.	596,833
10,695	Arthur J Gallager & Co.	604,695
15,228	Progressive Corp.	596,633
7,706	Torchmark Corp.	593,670
		2,391,831
	INTERNET - 4.1%
18,164	eBay, Inc. *	609,765
4,265	Netflix, Inc. *	630,410
		1,240,175
	LODGING - 2.0%
7,183	Wyndham Worldwide Corp.	605,455

	MACHINERY-DIVERSIFIED - 2.0%
2,871	Roper Technologies, Inc.	592,833

	MEDIA - 4.1%
23,082	TEGNA, Inc.	591,361
5,492	Walt Disney Co.	622,738
		1,214,099
	PHARMACEUTICALS - 2.0%
2,513	Allergan PLC	600,406

Power Momentum Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares		Value
	COMMON STOCK - 88.7% (Continued)
	RETAIL - 4.0%
3,624	Costco Wholesale Corp.	$ 607,708
4,083	Home Depot, Inc.	599,507
		1,207,215
	SEMICONDUCTORS - 2.0%
2,700	Broadcom Ltd	591,192

	SOFTWARE - 2.2%
4,968	Adobe Systems, Inc.	646,486

	TELECOMMUNICATIONS - 10.0%
14,195	AT&T, Inc.	589,802
26,164	CenturyLink, Inc.	616,686
17,636	Cisco Systems, Inc.	596,097
10,695	Level 3 Communications, Inc.	611,968
12,117	Verizon Communications, Inc.	590,704
		3,005,257

	TOTAL COMMON STOCK (Cost - $26,672,056)	26,577,007

	EXCHANGED TRADED FUNDS - 10.2%
	DEBT FUND - 10.2%
36,231	iShares 1-3 Year Treasury Bond ETF	3,062,244
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,054,921)

	SHORT-TERM INVESTMENTS - 1.4%
	MONEY MARKET FUNDS - 1.4%
403,859	Goldman Sachs Financial Square Funds - Government Fund - FST Shares, 0.62% **	403,859
	TOTAL SHORT-TERM INVESTMENTS (Cost - $403,859)

	TOTAL INVESTMENTS - 100.3% (Cost - $30,130,836) (a)	$ 30,043,110
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(77,966)
	NET ASSETS - 100.0%	$ 29,965,144

	PLC - Public Limited Company
*	Non-income producing security
**	Money market fund; interest rate reflects effective yield on March 31, 2017.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $30,044,347
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 58
	Unrealized depreciation	(1,295)
	Net unrealized depreciation	$ (1,237)

Power Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Power Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2017 in valuing the fund's investments carried at fair value:

Power Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 140,777,476	$ -	$ -	$ 140,777,476
Exchange Traded Funds	33,952,300	-	-	33,952,300
Money Market Funds	52,781,658	-	-	52,781,658
Total	$ 227,511,434	$ -	$ -	$ 227,511,434
Power Dividend Index Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 719,729,250	$ -	$ -	$ 719,729,250
Money Market Fund	10,540,338	-	-	10,540,338
Total	$ 730,269,588	$ -	$ -	$ 730,269,588
Power Dividend Index Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 26,577,007	$ -	$ -	$ 26,577,007
Exchange Traded Funds	3,062,244	-	-	3,062,244
Money Market Fund	403,859	-	-	403,859
Total	$ 30,043,110	$ -	$ -	$ 30,043,110

The Fund did not hold any Level 2 or Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 5/25/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 5/25/2017

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 5/25/2017